Document and Entity Information	9 Months Ended
Oct. 29, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Perfumania Holdings, Inc.
Entity Central Index Key	0000880460
Entity Filer Category	Smaller Reporting Company
Document Type	S-4
Document Period End Date	Oct. 29, 2011
Amendment Flag	false